Description of Business, Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 29, 2013
Description of Business, Basis of Presentation and Summary of Significant Accounting Policies

(1) Description of Business, Basis of Presentation and Summary of Significant Accounting Policies

(a) Description of Business

New Media Investment Group Inc. (“New Media,” “Company,” “us,” or “we”), formerly known as GateHouse Media, Inc. (“GateHouse” or “Predecessor”), was formed as a Delaware corporation on June 18, 2013. New Media was capitalized and issued 1,000 common shares to Newcastle Investment Corp. (“Newcastle”). Newcastle owned approximately 84.6% of New Media until February 13, 2014, upon which date Newcastle distributed the shares that it held in New Media to its shareholders on a prorata basis. New Media had no operations until November 26, 2013, when it assumed control of GateHouse and Local Media Group Holdings LLC (“Local Media Parent”). The Company’s Predecessor and certain of its subsidiaries (collectively, the “Debtors”) filed voluntary petitions under Chapter 11 of title 11 of the U.S. Bankruptcy Code (the “Bankruptcy Code”), in the U.S. Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”) on September 27, 2013. On November 6, 2013 (the “Confirmation Date”), the Bankruptcy Court confirmed the plan of reorganization (the “Plan” or “Plan of Reorganization”) and on November 26, 2013 (the “Effective Date”), the Debtors emerged from Chapter 11.

GateHouse was determined to be the predecessor to New Media, as the operations of GateHouse comprise substantially all of the business operations of the combined entities. As such, the consolidated financial statements presented herein for all periods prior to November 6, 2013 reflect the historical consolidated financial statements of GateHouse and its subsidiaries. Further, the Reorganization Value, as defined below, of GateHouse at the Confirmation Date, as defined below, approximated fair value as of November 26, 2013. The Company is a leading U.S. publisher of local newspapers and related publications that are generally the dominant source of local news and print advertising in their markets. As of December 29, 2013, the Company owned and operated 421 publications located in 24 states. The majority of the Company’s paid daily newspapers have been published for more than 100 years and are typically the only paid daily newspapers of general circulation in their respective nonmetropolitan markets. The Company’s publications generally face limited competition as a result of operating in small and midsized markets that can typically support only one newspaper. The Company has strategically clustered its publications in geographically diverse, nonmetropolitan markets in the Midwest and Northeast United States, which limits its exposure to economic conditions in any single market or region.

The Company’s operating segments (Large Community Newspapers, Small Community Newspapers, Local Media Newspapers and Directories) are aggregated into one reportable business segment.

(b) Basis of Presentation

The consolidated financial statements include the accounts of New Media and its subsidiaries. All significant intercompany accounts and transactions have been eliminated.

As discussed in Note 2, the Debtors emerged from Chapter 11 protection and adopted fresh start accounting in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 852, “Reorganizations” (“ASC 852”). The adoption of fresh start accounting resulted in the Company becoming a new entity for financial reporting purposes as of November 6, 2013. Accordingly, the consolidated financial statements on November 7, 2013 and subsequent periods are not comparable, in various material respects, to the Company’s consolidated financial statements prior to that date.

Fresh start accounting requires resetting the historical net book value of assets and liabilities to fair value by allocating the entity’s reorganization value (“Reorganization Value”) to its assets and liabilities pursuant to ASC Topic 805, “Business Combinations” (“ASC 805”). The excess reorganization value over the fair value of tangible and identifiable intangible assets is recorded as goodwill on the consolidated balance sheet. Deferred taxes are determined in conformity with ASC Topic 740, “Income Taxes” (“ASC 740”).

In addition, ASC 852 requires that financial statements, for periods including and subsequent to a Chapter 11 filing, distinguish transactions and events that are directly associated with the reorganization proceedings and the ongoing operations of the business, as well as additional disclosures. Effective September 27, 2013, expenses, gains and losses directly associated with the reorganization proceedings were reported as reorganization items in the accompanying consolidated statements of operations. In addition, liabilities subject to compromise in the Chapter 11 cases were distinguished from liabilities not subject to compromise and from post-petition liabilities. Liabilities subject to compromise were reported at amounts allowed or expected to be allowed under Chapter 11 bankruptcy proceedings.

The “Company,” when used in reference to the period subsequent to the application of fresh start accounting on November 6, 2013, refers to the “Successor Company,” and when used in reference to periods prior to fresh start accounting, refers to the “Predecessor Company.” Further, references to the “Ten months ended November 6, 2013” refer to the period from December 31, 2012 to November 6, 2013 and references to the “Two months ended December 29, 2013” refer to the period from November 7, 2013 to December 29, 2013.

(c) Recent Developments

The newspaper industry and our Predecessor have experienced declining same store revenue and profitability over the past several years. As a result, the Company’s Predecessor previously implemented, and the Company continues to implement, plans to reduce costs and preserve cash flow. This includes cost reduction programs and the sale of non-core assets. The Company believes these initiatives will provide it with the financial resources necessary to invest in the business and provide sufficient cash flow to enable the Company to meet its commitments for the next year.

(d) Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Examples of significant estimates include fresh start accounting, pension and postretirement benefit obligation assumptions, income taxes and valuation of intangible assets. Actual results could differ from those estimates.

(e) Fiscal Year

The Company’s fiscal year is a 52 week operating year ending on the Sunday closest to December 31. The Company’s 2013 fiscal year ended on December 29, 2013 and encompassed a 52-week period. In 2012 a portion of the Company had 364 days of operations compared to 366 days in 2011. The Company’s 2012 fiscal year ended on December 30, 2012 and encompassed a 53-week period for approximately 60% of the Company.

(f) Accounts Receivable

Accounts receivable are stated at amounts due from customers, net of an allowance for doubtful accounts. The Company’s allowance for doubtful accounts is based upon several factors including the length of time the receivables are past due, historical payment trends and current economic factors. The Company generally does not require collateral.

(g) Inventory

Inventory consists principally of newsprint, which is valued at the lower of cost or market. Cost is determined using the first-in, first-out (“FIFO”) method. In 2012 and 2013 the Company purchased approximately 75% and 95%, respectively, of its newsprint from one vendor. In 2014 the Company expects to purchases approximately 95% of newsprint from the same vendor.

(h) Property, Plant and Equipment

Property, plant and equipment are recorded at cost. Routine maintenance and repairs are expensed as incurred.

Depreciation is calculated under the straight-line method over the estimated useful lives, principally 10 to 30 years for buildings and improvements, 2 to 13 years for machinery and equipment, and 2 to 5 years for furniture, fixtures and computer software. Leasehold improvements are amortized under the straight-line method over the shorter of the lease term or estimated useful life of the asset.

(i) Goodwill, Intangible, and Long-Lived Assets

Intangible assets consist of advertiser, subscriber and customer relationships, mastheads, trade names and publication rights. The excess of acquisition costs over the estimated fair value of tangible and identifiable intangible net assets acquired is recorded as goodwill.

Goodwill is not amortized pursuant to ASC Topic 350 “Intangibles—Goodwill and Other” (“ASC 350”). Mastheads are not amortized because it has been determined that the useful lives of such mastheads are indefinite.

In accordance with ASC 350, goodwill and intangible assets with indefinite lives are tested for impairment annually or when events indicate that an impairment could exist which may include an economic downturn in a market, a change in the assessment of future operations or a decline in the Company’s stock price. The Company performs an annual impairment assessment on the last day of its fiscal second quarter. As required by ASC 350, the Company performs its impairment analysis on each of its reporting units. The reporting units have discrete financial information which are regularly reviewed by management. The fair value of the applicable reporting unit is compared to its carrying value. Calculating the fair value of a reporting unit requires significant estimates and assumptions by the Company. The Company estimates fair value by applying third-party market value indicators to projected cash flows and/or projected earnings before interest, taxes, depreciation, and amortization. In applying this methodology, the Company relies on a number of factors, including current operating results and cash flows, expected future operating results and cash flows, future business plans, and market data. If the carrying value of the reporting unit exceeds the estimate of fair value, the Company calculates the impairment as the excess of the carrying value of goodwill over its implied fair value.

Refer to Note 8 for additional information on the impairment testing of goodwill and indefinite lived intangible assets.

The Company accounts for long-lived assets in accordance with the provisions of ASC Topic 360, “Property, Plant and Equipment” (“ASC 360”). The Company assesses the recoverability of its long-lived assets, including property, plant and equipment and definite lived intangible assets, whenever events or changes in business circumstances indicate the carrying amount of the assets, or related group of assets, may not be fully recoverable. Impairment indicators include significant under performance relative to historical or projected future operating losses, significant changes in the manner of use of the acquired assets or the strategy for the Company’s overall business, and significant negative industry or economic trends. The assessment of recoverability is based on management’s estimates by comparing the sum of the estimated undiscounted cash flows generated by the underlying asset, or other appropriate grouping of assets, to its carrying value to determine whether an impairment existed at its lowest level of identifiable cash flows. If the carrying amount of the asset is greater than the expected undiscounted cash flows to be generated by such asset, an impairment is recognized to the extent the carrying value of such asset exceeds its fair value.

(j) Revenue Recognition

Advertising revenue is recognized upon publication of the advertisement. Circulation revenue from subscribers is billed to customers at the beginning of the subscription period and is recognized on a straight-line basis over the term of the related subscription. Circulation revenue from single-copy income is recognized based on date of publication, net of provisions for related returns. Revenue for commercial printing is recognized upon delivery. Directory revenue is recognized on a straight-line basis over the period in which the corresponding directory is distributed.

(k) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company has determined that it is more likely than not that its existing deferred tax assets will not be realized, and accordingly has provided a full valuation allowance. Any changes in the scheduled reversals of deferred taxes may require an additional valuation allowance against the remaining deferred tax assets. Any increase or decrease in the valuation allowance could result in an increase or decrease in income tax expense in the period of adjustment.

The Company accounts for uncertain tax positions under the provisions of ASC 740. The Company does not anticipate significant increases or decreases in our uncertain tax positions within the next twelve months. The Company recognizes penalties and interest relating to uncertain tax positions in tax expense.

(l) Fair Value of Financial Instruments

The carrying value of the Company’s cash equivalents, accounts receivable, accounts payable, and accrued expenses approximate fair value due to the short maturity of these instruments. An estimate of the fair value of the Company’s debt is disclosed in Note 11.

The Company accounts for derivative instruments in accordance with ASC Topic 815, “Derivatives and Hedging” (“ASC 815”) and ASC Topic 820 “Fair Value Measurements and Disclosures” (“ASC 820”). These standards require an entity to recognize all derivatives as either assets or liabilities in the consolidated balance sheet and measure those instruments at fair value. Additionally, the fair value adjustments will affect either accumulated other comprehensive loss or net loss depending on whether the derivative instrument qualifies as an effective hedge for accounting purposes and, if so, the nature of the hedging activity. The fair value of the Company’s derivative financial instruments is disclosed in Note 12.

(m) Cash Equivalents

Cash equivalents represent highly liquid certificates of deposit which have original maturities of three months or less.

(n) Deferred Financing Costs

Deferred financing costs consist of costs incurred in connection with debt financings. Such costs are amortized on a straight-line basis, which approximates the effective interest method, over the estimated remaining term of the related debt.

(o) Advertising

Advertising costs are expensed in the period incurred. The Company incurred total advertising expenses for the Successor Company for the two months ended December 29, 2013, the Predecessor Company for the ten months ended November 6, 2013 and for the years ended December 30, 2012 and January 1, 2012 of $808, $2,693, $3,419 and $2,620, respectively.

(p) Earnings (loss) per share

Basic earnings (loss) per share is computed as net income (loss) available to common stockholders divided by the weighted average number of common shares outstanding for the period. Diluted earnings per share reflects the potential dilution that could occur from common shares issued through common stock equivalents.

(q) Stock-based Employee Compensation

ASC Topic 718, “Compensation—Stock Compensation” (“ASC 718”) requires that all share-based payments to employees, including grants of employee stock options, be recognized in the consolidated financial statements over the service period (generally the vesting period) based on fair values measured on grant dates.

(r) Pension and Postretirement Liabilities

ASC Topic 715, “Compensation—Retirement Benefits” (“ASC 715”) requires recognition of an asset or liability in the consolidated balance sheet reflecting the funded status of pension and other postretirement benefit plans such as retiree health and life, with current-year changes in the funded status recognized in accumulated other comprehensive loss. For the Successor Company for the two months ended December 29, 2013, the Predecessor Company for the ten months ended November 6, 2013 and for the years ended December 30, 2012 and January 1, 2012, a total of $458, $6,990, $(2,647) and $(2,797) net of taxes of $0, $0, $0 and $0, respectively, was recognized in other comprehensive loss (see Note 16).

(s) Self-Insurance Liability Accruals

The Company maintains self-insured medical and workers’ compensation programs. The Company purchases stop loss coverage from third parties which limits our exposure to large claims. The Company records a liability for healthcare and workers’ compensation costs during the period in which they occur as well as an estimate of incurred but not reported claims.

(t) Reclassifications

Certain amounts in the prior periods consolidated financial statements have been reclassified to conform to the current year presentation.

(u) Recently Issued Accounting Pronouncements

In July 2013, the FASB issued ASU No. 2013-11, “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists” which requires an unrecognized tax benefit to be presented as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward that the entity intends to use as of the reporting date. The Company will adopt the provisions of ASU No. 2013-11 in fiscal 2014. The amendments in this Update are not expected to have a material impact on the financial statements.

(v) Accumulated Other Comprehensive Income (Loss)

The changes in accumulated other comprehensive income (loss) by component for the years ended December 30, 2012 and December 29, 2013 are outlined below.

	Gain (loss) on derivative instruments	Net actuarial loss and prior service cost(1)	Total
Balance at January 1, 2012, Predecessor Company	$(50,017)	$(4,342)	$(54,359)

Other comprehensive income before reclassifications	(24,405)	(2)	(24,407)
Amounts reclassified from accumulated other comprehensive loss	28,771	(2,647)	26,124

Net current period other comprehensive income, net of taxes	4,366	(2,649)	1,717

Balance at December 30, 2012, Predecessor Company	$(45,651)	$(6,991)	$(52,642)

Other comprehensive income before reclassifications	(1,109)	1	(1,108)
Amounts reclassified from accumulated other comprehensive loss	46,760	69	46,829

Net current period other comprehensive income, net of taxes	45,651	70	45,721
Elimination of Predecessor Company accumulated other comprehensive income	—	6,921	6,921

Balance at November 6, 2013, Predecessor Company	$—	$—	$—

Other comprehensive income before reclassifications	—	458	458

Net current period other comprehensive income, net of taxes	—	458	458

Balance at December 29, 2013, Successor Company	$—	$458	$458

(1)	This accumulated other comprehensive income (loss) component is included in the computation of net periodic benefit cost. See Note 16.

The following table presents reclassifications out of accumulated other comprehensive income (loss) for the Successor Company for the two months ended December 29, 2013, the Predecessor Company for the ten months ended November 6, 2013 and for the years ended December 30, 2012 and January 1, 2012.

	Amounts Reclassified from Accumulated Other Comprehensive Income (Loss)			Affected Line Item in the Consolidated Statements of Operations and Comprehensive Income (Loss)
	Two months ended December 29, 2013	Ten months ended November 6, 2013
Loss on interest rate swap agreements, designated as cash flow hedges	$—	$20,447		Interest expense
Amortization of prior service cost	—	(383	)(1)
Amortization of unrecognized loss	—	452	(1)
Reclassification of unrealized losses upon dedesignation of cash flow hedges	—	26,313		Interest expense

Amounts reclassified from accumulated other comprehensive loss	—	46,829		Loss from continuing operations before income taxes
Income tax benefit	—	—		Income tax benefit

Amounts reclassified from accumulated other comprehensive loss, net of taxes	$—	$46,829		Net income (loss)

(1)	This accumulated other comprehensive income (loss) component is included in the computation of net periodic benefit cost. See Note 16.